SCHEDULE OF COMPONENTS OF LEASE EXPENSE (Details) $ in Thousands	12 Months Ended
Dec. 31, 2022 USD ($)
Finance lease cost:
Amortization of right-of-use assets	$ 3,595
Interest on lease liabilities	390
Operating lease cost	7,142
Short-term lease	136,818 [1]
Sublease income	(54)
Total lease expense	$ 147,891

[1]	Leases with a term of one year or less, including leases with a term of one month or less.